Statements Of Financial Highlights	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Limited Partners [Member]
Ratios to average capital:
Net investment loss	(3.71%)	(3.80%)
Total expenses	4.13%	4.01%
Profit share allocation	2.03%	0.62%
Total expenses and profit share allocation	6.16%	4.63%
Total return before profit share allocation	12.70%	5.04%
Less profit share allocation	2.03%	0.62%
Total return after profit share allocation	10.67%	4.42%
Special Limited Partners [Member]
Ratios to average capital:
Net investment loss	(0.50%)	(0.80%)
Total expenses	0.91%	1.00%
Profit share allocation	0.10%	0.00%
Total expenses and profit share allocation	1.01%	1.00%
Total return before profit share allocation	16.59%	8.26%
Less profit share allocation	0.10%	0.00%
Total return after profit share allocation	16.49%	8.26%